BASIS OF PREPARATION - CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES (Details) - IFRS 16	12 Months Ended
Dec. 31, 2017
Top of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Percent of assets	4.00%
Bottom of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Percent of assets	6.00%